Capital Group U.S. Multi-Sector Income ETF
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 97.54% Corporate bonds, notes & loans 70.72% Financials 13.26%	Principal amount (000)	Value (000)
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.663% 5/30/2033 (a)(b)	USD2,135	$2,201
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (c)	885	888
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (c)	4,400	4,395
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (c)	5,000	5,170
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (c)	425	435
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (c)	4,084	4,213
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (d)	EUR200	260
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (d)	100	125
Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026) (d)	100	119
American International Group, Inc. 5.125% 3/27/2033	USD2,556	2,631
American International Group, Inc. 5.45% 5/7/2035	3,969	4,137
AmWINS Group, Inc. 6.375% 2/15/2029 (c)	950	970
AmWINS Group, Inc. 4.875% 6/30/2029 (c)	4,372	4,252
Aon North America, Inc. 5.45% 3/1/2034	5,251	5,472
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (c)	1,115	1,168
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (c)	5,326	5,603
Aretec Group, Inc. 7.50% 4/1/2029 (c)	6,668	6,705
Aretec Group, Inc. 10.00% 8/15/2030 (c)	445	485
Arthur J. Gallagher & Co. 5.15% 2/15/2035	6,080	6,156
Arthur J. Gallagher & Co. 5.55% 2/15/2055	865	846
Athene Global Funding 5.543% 8/22/2035 (c)	170	172
Athene Holding, Ltd. 6.625% 5/19/2055	3,506	3,755
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (d)	EUR1,100	1,390
Banco de Sabadell, SA 3.375% 2/18/2033 (d)	1,100	1,295
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (d)	USD2,934	3,145
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (d)	3,832	3,997
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR Index + 0.75% on 9/22/2030) (d)	1,517	1,510
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (d)	1,231	1,273
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029) (d)	1,000	1,003
BlackRock Funding, Inc. 5.25% 3/14/2054	1,767	1,725
Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029 (c)	154	163
Block, Inc. 5.625% 8/15/2030 (c)	4,035	4,091
Block, Inc. 3.50% 6/1/2031	2,698	2,513
Block, Inc. 6.50% 5/15/2032	4,640	4,806
Block, Inc. 6.00% 8/15/2033 (c)	3,685	3,776
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (c)(d)	4,050	4,244
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (c)(d)	7,410	7,933
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (c)(d)	1,200	1,264
Brown & Brown, Inc. 4.90% 6/23/2030	525	533
Brown & Brown, Inc. 5.25% 6/23/2032	3,393	3,482
Brown & Brown, Inc. 5.55% 6/23/2035	5,207	5,361
Brown & Brown, Inc. 6.25% 6/23/2055	2,596	2,734
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (c)(d)	500	520
Capital Group U.S. Multi-Sector Income ETF — Page 1 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
CaixaBank SA 5.00% 7/19/2029 (3-month EUR-EURIBOR + 1.65% on 7/19/2028) (d)	EUR1,500	$1,868
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (c)(d)	USD850	859
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (c)(d)	725	808
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (c)(d)	1,380	1,467
CaixaBank SA 3.75% 1/27/2036 (3-month EUR-LIBOR + 1.35% on 1/27/2035) (d)	EUR1,500	1,771
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (c)(d)	USD3,145	3,223
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (d)	EUR1,500	1,819
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (d)	USD2,501	2,597
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (d)	3,953	4,277
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (d)	4,674	4,963
Carlyle Group, Inc. (The) 5.05% 9/19/2035	250	249
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033) (d)	1,292	1,383
Chubb INA Holdings, LLC 5.00% 3/15/2034	8,173	8,384
Chubb INA Holdings, LLC 4.90% 8/15/2035	1,500	1,510
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (d)	625	626
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (d)	10,093	10,321
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (d)	325	328
Coinbase Global, Inc. 3.375% 10/1/2028 (c)	4,902	4,656
Coinbase Global, Inc. 3.625% 10/1/2031 (c)	5,377	4,803
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (c)	6,487	5,998
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (c)	3,041	2,727
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (d)	1,200	1,284
Deutsche Bank AG 4.125% 4/4/2030 (3-month EUR-EURIBOR + 1.50% on 4/4/2029) (d)	EUR1,500	1,821
Deutsche Bank AG 4.50% 7/12/2035 (3-month EUR-EURIBOR + 1.70% on 7/12/2034) (d)	1,500	1,860
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (d)	100	121
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (d)	900	1,129
Freedom Mortgage Holdings, LLC 9.25% 2/1/2029 (c)	USD3,850	4,054
Freedom Mortgage Holdings, LLC 8.375% 4/1/2032 (c)	3,845	4,033
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (d)	1,216	1,273
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (d)	2,530	2,617
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034) (d)	5,455	5,814
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (d)	4,359	4,552
Hightower Holding, LLC 6.75% 4/15/2029 (c)	3,425	3,382
Hightower Holding, LLC 9.125% 1/31/2030 (c)	200	213
Howden UK Refinance PLC 7.25% 2/15/2031 (c)	720	742
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (d)	5,338	5,511
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (d)	814	896
HUB International, Ltd. 5.625% 12/1/2029 (c)	1,080	1,080
HUB International, Ltd. 7.25% 6/15/2030 (c)	1,947	2,032
HUB International, Ltd. 7.375% 1/31/2032 (c)	3,185	3,319
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.825% 6/20/2030 (a)(b)	41	41
IIFL Finance, Ltd. 8.75% 7/24/2028 (c)	3,935	4,011
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (c)(d)	2,770	3,270
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (c)(d)	1,000	1,202
ION Platform Finance US, Inc. 7.875% 9/30/2032 (c)	3,140	3,119
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (c)	8,012	7,727
Jane Street Group, LLC 6.75% 5/1/2033 (c)	2,910	3,025
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (d)	278	290
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (d)	2,230	2,288
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (d)	925	936
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (d)	2,855	2,950
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (d)	2,500	2,617
Capital Group U.S. Multi-Sector Income ETF — Page 2 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (d)	USD5,549	$5,852
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (d)	2,360	2,313
LPL Holdings, Inc. 4.00% 3/15/2029 (c)	385	377
Manappuram Finance, Ltd. 7.375% 5/12/2028	1,250	1,281
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	180	183
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	290	297
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	10,900	11,040
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	4,764	4,676
Mastercard, Inc. 4.95% 3/15/2032	500	518
Mastercard, Inc. 4.875% 5/9/2034	556	570
Mastercard, Inc. 4.55% 1/15/2035	3,921	3,915
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033) (d)	402	415
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033) (d)	514	536
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (d)	2,218	2,365
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (d)	1,491	1,539
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (d)	8,414	8,881
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039) (d)	200	210
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (d)	731	739
Navient Corp. 4.875% 3/15/2028	1,000	981
Navient Corp. 9.375% 7/25/2030	963	1,065
Navient Corp. 11.50% 3/15/2031	846	955
Navient Corp. 7.875% 6/15/2032	5,050	5,320
Navient Corp. 5.625% 8/1/2033	11,982	10,941
OneMain Finance Corp. 7.50% 5/15/2031	5,975	6,251
OneMain Finance Corp. 7.125% 11/15/2031	5,431	5,636
OneMain Finance Corp. 7.125% 9/15/2032	3,725	3,853
OneMain Finance Corp. 6.50% 3/15/2033	765	767
Osaic Holdings, Inc. 6.75% 8/1/2032 (c)	2,270	2,346
Osaic Holdings, Inc. 8.00% 8/1/2033 (c)	4,441	4,606
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.163% 7/30/2032 (a)(b)	2,750	2,752
Oxford Finance, LLC 6.375% 2/1/2027 (c)	235	235
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (c)	1,295	1,343
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (d)	EUR150	196
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (d)	850	1,063
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (d)	USD924	951
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (d)	4,129	4,679
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (d)	6,897	7,276
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (d)	6,095	6,311
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (d)	3,719	3,882
Power Finance Corp., Ltd. 3.35% 5/16/2031	450	422
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (d)	3,522	3,564
Ryan Specialty, LLC 4.375% 2/1/2030 (c)	445	432
Ryan Specialty, LLC 5.875% 8/1/2032 (c)	1,085	1,098
Starwood Property Trust, Inc. 5.75% 1/15/2031 (c)	3,095	3,097
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (d)	601	623
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (d)	1,833	1,869
Synchrony Financial 7.25% 2/2/2033	8,193	8,747
Synchrony Financial 6.00% 7/29/2036 (USD-SOFR Index + 2.07% on 7/29/2035) (d)	6,040	6,183
Travelers Cos., Inc. 5.05% 7/24/2035	128	130
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (d)	763	783
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (d)	3,137	3,229
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (d)	4,154	4,403
Capital Group U.S. Multi-Sector Income ETF — Page 3 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034) (d)	USD6,015	$6,314
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.752% 5/6/2032 (a)(b)	811	827
U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032) (d)	200	213
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033) (d)	25	27
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (d)	5,146	5,420
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (d)	7,450	7,717
UBS Group AG 2.125% 10/13/2026 (1-year EUR Mid-Swap + 1.60% on 10/13/2025) (d)	EUR1,470	1,726
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (c)(d)	USD1,404	1,300
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033) (c)(d)	2,725	2,976
USI, Inc. 7.50% 1/15/2032 (c)	270	284
Voyager Parent, LLC 9.25% 7/1/2032 (c)	3,950	4,180
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (d)	250	256
Wells Fargo & Co. 2.39% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (d)	25	24
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (d)	1,100	1,135
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (d)	3,309	3,474
		446,331
Energy 9.27%
3R Lux SARL 9.75% 2/5/2031 (c)	1,798	1,900
APA Corp. 5.25% 2/1/2042	1,188	963
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (c)	750	749
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (c)	460	470
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (c)	1,565	1,592
Baytex Energy Corp. 8.50% 4/30/2030 (c)	3,030	3,118
Baytex Energy Corp. 7.375% 3/15/2032 (c)	2,635	2,582
Blue Racer Midstream, LLC 7.00% 7/15/2029 (c)	605	628
Borr IHC, Ltd. 10.00% 11/15/2028 (c)	3,954	3,938
Borr IHC, Ltd. 10.375% 11/15/2030 (c)	1,460	1,464
California Resources Corp. 7.125% 2/1/2026 (c)	120	120
Caturus Energy, LLC 8.50% 2/15/2030 (c)	685	714
CITGO Petroleum Corp. 8.375% 1/15/2029 (c)	555	578
Civitas Resources, Inc. 8.375% 7/1/2028 (c)	2,126	2,206
Civitas Resources, Inc. 8.625% 11/1/2030 (c)	5,268	5,460
Civitas Resources, Inc. 8.75% 7/1/2031 (c)	5,798	5,947
Civitas Resources, Inc. 9.625% 6/15/2033 (c)	190	201
CNX Resources Corp. 7.375% 1/15/2031 (c)	4,044	4,172
CNX Resources Corp. 7.25% 3/1/2032 (c)	5,120	5,315
Comstock Resources, Inc. 6.75% 3/1/2029 (c)	2,104	2,102
Comstock Resources, Inc. 5.875% 1/15/2030 (c)	4,630	4,463
Constellation Oil Services Holding SA 9.375% 11/7/2029 (c)	6,050	6,207
Crescent Energy Finance, LLC 9.25% 2/15/2028 (c)	1,518	1,577
Crescent Energy Finance, LLC 7.625% 4/1/2032 (c)	5,280	5,247
Crescent Energy Finance, LLC 7.375% 1/15/2033 (c)	4,469	4,355
Crescent Energy Finance, LLC 8.375% 1/15/2034 (c)	470	477
Devon Energy Corp. 5.75% 9/15/2054	1,864	1,730
Diamondback Energy, Inc. 5.15% 1/30/2030	313	323
Diamondback Energy, Inc. 5.40% 4/18/2034	1,431	1,461
Diamondback Energy, Inc. 5.55% 4/1/2035	1,342	1,378
Diamondback Energy, Inc. 5.75% 4/18/2054	3,692	3,556
Diamondback Energy, Inc. 5.90% 4/18/2064	1,211	1,167
DT Midstream, Inc. 4.375% 6/15/2031 (c)	750	725
Ecopetrol SA 7.75% 2/1/2032	4,050	4,194
Ecopetrol SA 8.875% 1/13/2033	2,835	3,075
Capital Group U.S. Multi-Sector Income ETF — Page 4 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Ecopetrol SA 8.375% 1/19/2036	USD4,365	$4,511
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (c)	685	659
EOG Resources, Inc. 4.40% 7/15/2028	205	207
EOG Resources, Inc. 5.95% 7/15/2055	500	524
EQT Corp. 4.75% 1/15/2031	3,356	3,350
Expand Energy Corp. 4.75% 2/1/2032	285	280
Exxon Mobil Corp. 3.452% 4/15/2051	4,115	3,019
Genesis Energy, LP 8.25% 1/15/2029	1,895	1,978
Genesis Energy, LP 8.875% 4/15/2030	3,270	3,464
Genesis Energy, LP 7.875% 5/15/2032	1,790	1,868
GeoPark, Ltd. 8.75% 1/31/2030 (c)	4,050	3,665
Global Partners, LP 8.25% 1/15/2032 (c)	2,595	2,739
Gulfport Energy Operating Corp. 6.75% 9/1/2029 (c)	520	534
Harvest Midstream I, LP 7.50% 9/1/2028 (c)	875	885
Harvest Midstream I, LP 7.50% 5/15/2032 (c)	2,084	2,136
Hess Midstream Operations, LP 5.875% 3/1/2028 (c)	1,140	1,163
Hilcorp Energy I, LP 6.00% 4/15/2030 (c)	900	888
Hilcorp Energy I, LP 6.25% 4/15/2032 (c)	5,001	4,801
Hilcorp Energy I, LP 8.375% 11/1/2033 (c)	4,613	4,848
Kodiak Gas Services, LLC 6.50% 10/1/2033 (c)	865	881
Kodiak Gas Services, LLC 6.75% 10/1/2035 (c)	865	889
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029 (c)	2,780	2,758
Leviathan Bond, Ltd. 6.75% 6/30/2030 (c)	980	985
Matador Resources Co. 6.25% 4/15/2033 (c)	4,390	4,422
MEG Energy Corp. 5.875% 2/1/2029 (c)	105	105
MPLX, LP 5.40% 9/15/2035	1,629	1,633
Murphy Oil Corp. 6.00% 10/1/2032	4,015	3,964
Nabors Industries, Inc. 7.375% 5/15/2027 (c)	412	419
Nabors Industries, Inc. 9.125% 1/31/2030 (c)	4,085	4,252
NFE Financing, LLC 12.00% 11/15/2029 (c)	31,598	9,321
NGL Energy Operating, LLC 8.125% 2/15/2029 (c)	1,530	1,570
NGL Energy Operating, LLC 8.375% 2/15/2032 (c)	2,370	2,431
Noble Finance II, LLC 8.00% 4/15/2030 (c)	5,835	6,044
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (c)	2,800	2,849
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (c)	5,191	5,369
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (c)	390	389
Permian Resources Operating, LLC 8.00% 4/15/2027 (c)	162	165
Permian Resources Operating, LLC 5.875% 7/1/2029 (c)	830	834
Permian Resources Operating, LLC 9.875% 7/15/2031 (c)	1,135	1,235
Permian Resources Operating, LLC 7.00% 1/15/2032 (c)	4,800	4,982
Permian Resources Operating, LLC 6.25% 2/1/2033 (c)	1,260	1,284
Petroleos Mexicanos 4.50% 1/23/2026	166	165
Petroleos Mexicanos 6.875% 8/4/2026	542	550
Petroleos Mexicanos 6.49% 1/23/2027	4,098	4,143
Petroleos Mexicanos 6.50% 3/13/2027	499	506
Petroleos Mexicanos 5.35% 2/12/2028	250	249
Petroleos Mexicanos 5.95% 1/28/2031	3,963	3,841
Petroleos Mexicanos 6.70% 2/16/2032	6,279	6,226
Petroleos Mexicanos 10.00% 2/7/2033	2,365	2,746
Petroleos Mexicanos 6.50% 6/2/2041	44	39
Petroleos Mexicanos 6.375% 1/23/2045	24	20
Petroleos Mexicanos 6.75% 9/21/2047	131	108
Petroleos Mexicanos 6.35% 2/12/2048	33	26
Petroleos Mexicanos 7.69% 1/23/2050	314	286
Capital Group U.S. Multi-Sector Income ETF — Page 5 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 6.95% 1/28/2060	USD5,363	$4,415
Pluspetrol SA 8.50% 5/30/2032 (c)	3,590	3,590
Raizen Fuels Finance SA 6.70% 2/25/2037 (c)	2,115	2,057
Range Resources Corp. 4.75% 2/15/2030 (c)	320	313
Repsol E&P Capital Markets US, LLC 5.976% 9/16/2035 (c)	3,636	3,706
Shell International Finance BV 3.00% 11/26/2051	1,650	1,098
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (c)	3,963	3,986
Sunoco, LP 7.00% 5/1/2029 (c)	850	881
Sunoco, LP 4.50% 5/15/2029	2,051	2,002
Sunoco, LP 5.625% 3/15/2031 (c)	1,095	1,088
Sunoco, LP 7.25% 5/1/2032 (c)	5,615	5,897
Sunoco, LP 6.25% 7/1/2033 (c)	880	896
Sunoco, LP 5.875% 3/15/2034 (c)	1,085	1,076
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (c)(d)	1,740	1,768
Superior Plus, LP 4.50% 3/15/2029 (c)	50	48
Talos Production, Inc. 9.00% 2/1/2029 (c)	1,275	1,319
Talos Production, Inc. 9.375% 2/1/2031 (c)	2,670	2,783
Targa Resources Corp. 5.65% 2/15/2036	2,005	2,054
TotalEnergies Capital International SA 3.127% 5/29/2050	6,250	4,289
TotalEnergies Capital SA 5.488% 4/5/2054	200	198
Transocean Aquila, Ltd. 8.00% 9/30/2028 (c)	3,480	3,582
Transocean International, Ltd. 7.875% 10/15/2032 (c)	680	680
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (c)	154	154
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (c)	686	704
Transocean, Inc. 8.00% 2/1/2027 (c)	361	361
Transocean, Inc. 8.25% 5/15/2029 (c)	850	839
Transocean, Inc. 8.75% 2/15/2030 (c)	5,237	5,514
Transocean, Inc. 8.50% 5/15/2031 (c)	2,850	2,795
Transocean, Inc. 6.80% 3/15/2038	2,850	2,416
Transportadora de Gas del Sur SA 8.50% 7/24/2031 (c)	810	834
USA Compression Partners, LP 7.125% 3/15/2029 (c)	2,102	2,169
USA Compression Partners, LP 6.25% 10/1/2033 (c)	730	733
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (c)	5,184	5,410
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (c)	3,067	2,897
Venture Global LNG, Inc. 7.00% 1/15/2030 (c)	4,335	4,489
Venture Global LNG, Inc. 8.375% 6/1/2031 (c)	5,185	5,448
Venture Global LNG, Inc. 9.875% 2/1/2032 (c)	2,240	2,440
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (c)	200	221
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (c)	2,500	2,633
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (c)	3,365	3,800
Venture Global Plaquemines LNG, LLC 6.875% 1/31/2036 (c)	4,220	4,485
Vista Energy Argentina S.A.U. 8.50% 6/10/2033 (c)	2,000	2,033
Vista Energy Argentina S.A.U. 7.625% 12/10/2035 (c)	5,160	5,018
Vital Energy, Inc. 7.875% 4/15/2032 (c)	3,160	3,070
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029 (c)	4,455	4,512
		312,060
Health care 7.87%
1261229 B.C., Ltd. 10.00% 4/15/2032 (c)	2,250	2,308
AbbVie, Inc. 4.80% 3/15/2029	750	767
AbbVie, Inc. 5.05% 3/15/2034	8,631	8,884
AbbVie, Inc. 5.35% 3/15/2044	350	352
AbbVie, Inc. 5.50% 3/15/2064	2,967	2,968
Capital Group U.S. Multi-Sector Income ETF — Page 6 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AdaptHealth, LLC 6.125% 8/1/2028 (c)	USD265	$265
AdaptHealth, LLC 4.625% 8/1/2029 (c)	3,629	3,436
AdaptHealth, LLC 5.125% 3/1/2030 (c)	1,309	1,249
Amgen, Inc. 4.20% 3/1/2033	5,958	5,797
Amgen, Inc. 5.25% 3/2/2033	6,163	6,386
Amgen, Inc. 3.00% 1/15/2052	4,600	3,025
Amgen, Inc. 5.65% 3/2/2053	4,924	4,915
Amgen, Inc. 5.75% 3/2/2063	2,850	2,845
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (c)	615	637
AstraZeneca Finance, LLC 5.00% 2/26/2034	1,505	1,553
Avantor Funding, Inc. 3.875% 11/1/2029 (c)	941	896
Bausch Health Americas, Inc. 8.50% 1/31/2027 (c)	2,615	2,591
Baxter International, Inc. 3.132% 12/1/2051	1,475	942
Biocon Biologics Global PLC 6.67% 10/9/2029 (c)	200	194
Bristol-Myers Squibb Co. 5.20% 2/22/2034	427	443
Bristol-Myers Squibb Co. 5.50% 2/22/2044	225	228
Bristol-Myers Squibb Co. 6.25% 11/15/2053	3,652	3,991
Bristol-Myers Squibb Co. 5.55% 2/22/2054	6,811	6,793
Bristol-Myers Squibb Co. 6.40% 11/15/2063	666	736
Bristol-Myers Squibb Co. 5.65% 2/22/2064	725	720
Centene Corp. 2.50% 3/1/2031	7,925	6,832
Centene Corp. 2.625% 8/1/2031	1,765	1,517
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (c)	600	543
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (c)	1,120	1,188
Cigna Group (The) 5.25% 1/15/2036	3,650	3,698
Cigna Group (The) 6.00% 1/15/2056	2,906	3,017
CVS Health Corp. 5.00% 9/15/2032	1,081	1,095
CVS Health Corp. 5.45% 9/15/2035	11,884	12,099
CVS Health Corp. 6.00% 6/1/2044	750	761
CVS Health Corp. 6.05% 6/1/2054	8,129	8,228
CVS Health Corp. 6.20% 9/15/2055	5,163	5,317
CVS Health Corp. 6.00% 6/1/2063	671	661
CVS Health Corp. 6.25% 9/15/2065	1,500	1,527
DaVita, Inc. 4.625% 6/1/2030 (c)	1,500	1,438
DaVita, Inc. 6.875% 9/1/2032 (c)	4,655	4,812
DaVita, Inc. 6.75% 7/15/2033 (c)	3,705	3,824
Elevance Health, Inc. 5.00% 1/15/2036	6,140	6,098
Elevance Health, Inc. 5.70% 9/15/2055	2,100	2,083
Eli Lilly and Co. 5.10% 2/12/2035	2,492	2,579
Eli Lilly and Co. 4.90% 10/15/2035	1,000	1,013
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (c)	5,451	5,855
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.163% 4/23/2031 (a)(b)	916	918
Gilead Sciences, Inc. 5.25% 10/15/2033	2,219	2,328
Gilead Sciences, Inc. 5.10% 6/15/2035	4,395	4,517
Grifols SA 7.50% 5/1/2030	EUR1,700	2,109
Humana, Inc. 5.75% 4/15/2054	USD557	532
Humana, Inc. 6.00% 5/1/2055	1,650	1,635
IQVIA, Inc. 6.25% 6/1/2032 (c)	2,598	2,674
Johnson & Johnson 4.85% 3/1/2032	750	778
Johnson & Johnson 5.00% 3/1/2035	1,100	1,144
Johnson & Johnson 5.25% 6/1/2054	450	459
Medline Borrower, LP 3.875% 4/1/2029 (c)	975	940
Medline Borrower, LP 5.25% 10/1/2029 (c)	4,800	4,762
Molina Healthcare, Inc. 6.25% 1/15/2033 (c)	1,858	1,880
Capital Group U.S. Multi-Sector Income ETF — Page 7 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Owens & Minor, Inc. 4.50% 3/31/2029 (c)	USD2,285	$1,836
Owens & Minor, Inc. 6.25% 4/1/2030 (c)	10,335	8,536
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.75%) 8.013% 3/29/2029 (a)(b)	800	800
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	2,595	2,614
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	300	291
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,473	5,293
Radiology Partners, Inc. 9.781% 2/15/2030 (c)	3,224	3,157
Radiology Partners, Inc. 8.50% 7/15/2032 (c)	1,025	1,062
Roche Holdings, Inc. 4.985% 3/8/2034 (c)	1,516	1,566
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031 (c)	3,755	3,947
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (c)	1,390	1,430
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	11,983	12,185
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	2,677	2,760
Tenet Healthcare Corp. 6.75% 5/15/2031	710	736
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	3,865	4,015
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,905	3,929
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	4,752	5,192
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,832	3,242
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	3,575	3,726
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	5,145	5,304
UnitedHealth Group, Inc. 5.00% 4/15/2034	3,290	3,344
UnitedHealth Group, Inc. 5.15% 7/15/2034	3,435	3,527
UnitedHealth Group, Inc. 5.30% 6/15/2035	11,100	11,479
UnitedHealth Group, Inc. 5.50% 7/15/2044	1,775	1,779
UnitedHealth Group, Inc. 2.90% 5/15/2050	444	286
UnitedHealth Group, Inc. 5.95% 6/15/2055	6,285	6,557
Viatris, Inc. 4.00% 6/22/2050	6,616	4,517
		264,892
Consumer discretionary 7.06%
Advance Auto Parts, Inc. 3.90% 4/15/2030	8,136	7,560
Advance Auto Parts, Inc. 3.50% 3/15/2032	4,661	4,080
Advance Auto Parts, Inc. 7.375% 8/1/2033 (c)	2,280	2,353
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.765% 3/11/2030 (a)(b)(e)	204	204
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.935% Cash 3/11/2030 (a)(b)(e)(f)	190	190
Allied Universal Holdco, LLC 4.625% 6/1/2028 (c)	1,219	1,196
Allied Universal Holdco, LLC 6.00% 6/1/2029 (c)	635	625
Allied Universal Holdco, LLC 6.875% 6/15/2030 (c)	7,588	7,806
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (c)	775	805
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (c)	5,215	5,065
AutoNation, Inc. 5.89% 3/15/2035	7,290	7,538
Bath & Body Works, Inc. 6.875% 11/1/2035	740	771
Bath & Body Works, Inc. 6.75% 7/1/2036	1,000	1,030
Boyd Gaming Corp. 4.75% 12/1/2027	1,020	1,016
Boyne USA, Inc. 4.75% 5/15/2029 (c)	1,010	992
Caesars Entertainment, Inc. 4.625% 10/15/2029 (c)	3,150	3,014
Caesars Entertainment, Inc. 7.00% 2/15/2030 (c)	642	661
Caesars Entertainment, Inc. 6.50% 2/15/2032 (c)	6,734	6,873
Carnival Corp. 5.125% 5/1/2029 (c)	2,595	2,595
Carnival Corp. 6.00% 5/1/2029 (c)	3,118	3,167
Carnival Corp. 7.00% 8/15/2029 (c)	575	606
Carnival Corp. 5.75% 3/15/2030 (c)	7,480	7,642
Carnival Corp. 5.75% 8/1/2032 (c)	4,350	4,432
Capital Group U.S. Multi-Sector Income ETF — Page 8 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Carnival Corp. 6.125% 2/15/2033 (c)	USD6,625	$6,795
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (c)	1,935	2,060
Fertitta Entertainment, LLC 4.625% 1/15/2029 (c)	2,715	2,586
First Student Bidco, Inc. 4.00% 7/31/2029 (c)	3,747	3,567
Flutter Treasury DAC 5.875% 6/4/2031 (c)	867	881
Ford Motor Co. 7.45% 7/16/2031	375	415
Ford Motor Co. 5.291% 12/8/2046	511	431
Ford Motor Credit Co., LLC 2.70% 8/10/2026	100	98
Ford Motor Credit Co., LLC 5.85% 5/17/2027	699	708
Ford Motor Credit Co., LLC 4.95% 5/28/2027	350	350
Ford Motor Credit Co., LLC 3.815% 11/2/2027	607	592
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,464	1,489
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,050	1,097
Ford Motor Credit Co., LLC 7.20% 6/10/2030	500	535
Ford Motor Credit Co., LLC 5.73% 9/5/2030	7,081	7,142
Ford Motor Credit Co., LLC 6.054% 11/5/2031	7,838	8,014
Ford Motor Credit Co., LLC 6.532% 3/19/2032	3,540	3,685
Ford Motor Credit Co., LLC 7.122% 11/7/2033	650	695
Ford Motor Credit Co., LLC 6.125% 3/8/2034	2,096	2,107
Ford Motor Credit Co., LLC 6.50% 2/7/2035	7,100	7,298
General Motors Financial Co., Inc. 5.45% 7/15/2030	299	308
General Motors Financial Co., Inc. 5.45% 9/6/2034	1,920	1,933
General Motors Financial Co., Inc. 5.90% 1/7/2035	1,885	1,946
General Motors Financial Co., Inc. 6.15% 7/15/2035	2,414	2,526
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	1,750	1,612
Genting New York, LLC 7.25% 10/1/2029 (c)	420	434
Gildan Activewear, Inc. 5.40% 10/7/2035 (c)	1,075	1,076
Great Canadian Gaming Corp. 8.75% 11/15/2029 (c)	700	693
Hanesbrands, Inc. 9.00% 2/15/2031 (c)	2,777	2,943
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 6.913% 3/7/2032 (a)(b)	1,500	1,509
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.07% 6/30/2028 (a)(b)	412	373
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.07% 6/30/2028 (a)(b)	81	73
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (c)	2,210	2,241
Home Depot, Inc. 4.85% 6/25/2031	591	610
Home Depot, Inc. 4.95% 6/25/2034	2,990	3,063
Home Depot, Inc. 5.30% 6/25/2054	221	216
Home Depot, Inc. 5.40% 6/25/2064	3,490	3,452
Hyatt Hotels Corp. 5.75% 3/30/2032	752	785
Hyundai Capital America 4.875% 6/23/2027 (c)	678	684
Hyundai Capital America 4.90% 6/23/2028 (c)	257	261
Hyundai Capital America 5.10% 6/24/2030 (c)	166	170
International Game Technology PLC 5.25% 1/15/2029 (c)	200	199
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (c)	1,075	1,054
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (c)	535	566
Levi Strauss & Co. 3.50% 3/1/2031 (c)	3,025	2,812
Light and Wonder International, Inc. 7.50% 9/1/2031 (c)	2,300	2,394
Light and Wonder International, Inc. 6.25% 10/1/2033 (c)	980	982
Lithia Motors, Inc. 3.875% 6/1/2029 (c)	2,876	2,749
Lithia Motors, Inc. 5.50% 10/1/2030 (c)	740	740
McDonald’s Corp. 5.00% 5/17/2029	196	202
McDonald’s Corp. 4.95% 3/3/2035	611	619
Newell Brands, Inc. 8.50% 6/1/2028 (c)	330	350
Newell Brands, Inc. 6.375% 5/15/2030	5,830	5,791
Newell Brands, Inc. 6.625% 5/15/2032	5,785	5,724
Capital Group U.S. Multi-Sector Income ETF — Page 9 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Newell Brands, Inc. 6.875% 4/1/2036 (7.125% on 10/1/2025) (d)	USD4,844	$4,827
Newell Brands, Inc. 7.00% 4/1/2046 (d)	200	177
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (c)	205	201
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (c)	2,395	2,515
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (c)	2,500	2,647
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (c)	9,900	10,634
Party City Holdings, Inc. 0% 8/27/2030 (e)	74	1
RHP Hotel Properties, LP 7.25% 7/15/2028 (c)	79	82
RHP Hotel Properties, LP 4.50% 2/15/2029 (c)	4,041	3,966
RHP Hotel Properties, LP 6.50% 6/15/2033 (c)	375	386
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (c)	1,927	1,965
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	3,374	3,395
Sally Holdings, LLC 6.75% 3/1/2032	5,629	5,859
Service Corp. International 5.75% 10/15/2032	735	746
Sonic Automotive, Inc. 4.625% 11/15/2029 (c)	814	791
Sonic Automotive, Inc. 4.875% 11/15/2031 (c)	6,170	5,904
Station Casinos, LLC 6.625% 3/15/2032 (c)	1,070	1,100
TopBuild Corp. 5.625% 1/31/2034 (c)	1,140	1,137
Universal Entertainment Corp. 9.875% 8/1/2029 (c)	3,310	3,289
Vail Resorts, Inc. 5.625% 7/15/2030 (c)	770	775
Vail Resorts, Inc. 6.50% 5/15/2032 (c)	731	756
Valvoline, Inc. 3.625% 6/15/2031 (c)	1,685	1,546
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.752% 7/1/2032 (a)(b)	800	803
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (c)	1,776	1,735
Wynn Macau, Ltd. 5.625% 8/26/2028	450	450
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (c)	6,713	7,231
ZF North America Capital, Inc. 6.75% 4/23/2030 (c)	2,985	2,915
		237,689
Communication services 5.81%
Alphabet, Inc. 5.25% 5/15/2055	124	124
Alphabet, Inc. 5.30% 5/15/2065	97	97
AT&T, Inc. 3.50% 9/15/2053	675	467
AT&T, Inc. 3.55% 9/15/2055	240	165
CCO Holdings, LLC 5.00% 2/1/2028 (c)	75	74
CCO Holdings, LLC 4.25% 2/1/2031 (c)	845	779
CCO Holdings, LLC 4.75% 2/1/2032 (c)	1,025	949
CCO Holdings, LLC 4.50% 5/1/2032	1,315	1,198
CCO Holdings, LLC 4.50% 6/1/2033 (c)	5,767	5,131
CCO Holdings, LLC 4.25% 1/15/2034 (c)	5,963	5,159
Charter Communications Operating, LLC 4.40% 4/1/2033	3,545	3,364
Charter Communications Operating, LLC 6.65% 2/1/2034	1,230	1,315
Charter Communications Operating, LLC 6.384% 10/23/2035	6,462	6,772
Charter Communications Operating, LLC 4.80% 3/1/2050	2,590	2,053
Charter Communications Operating, LLC 3.70% 4/1/2051	11,325	7,477
Charter Communications Operating, LLC 3.90% 6/1/2052	2,320	1,572
Charter Communications Operating, LLC 5.25% 4/1/2053	8,955	7,488
Charter Communications Operating, LLC 6.70% 12/1/2055	1,367	1,384
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (c)	1,427	1,426
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (c)	125	122
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (c)	1,250	1,293
Comcast Corp. 5.65% 6/1/2054	2,518	2,473
Connect Finco SARL 9.00% 9/15/2029 (c)	12,505	13,163
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.663% 9/27/2029 (a)(b)	1,097	1,085
Capital Group U.S. Multi-Sector Income ETF — Page 10 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CSC Holdings, LLC 5.50% 4/15/2027 (c)	USD650	$617
DIRECTV Financing, LLC 5.875% 8/15/2027 (c)	2,224	2,223
DIRECTV Financing, LLC 8.875% 2/1/2030 (c)	5,730	5,667
DISH Network Corp. 11.75% 11/15/2027 (c)	2,775	2,939
EchoStar Corp. 10.75% 11/30/2029	6,148	6,768
EchoStar Corp. 6.75% PIK or Cash 11/30/2030 (f)	4,370	4,509
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (c)	25	25
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (c)	3,458	3,495
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (c)	916	928
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (c)	50	52
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (c)	125	132
Gray Media, Inc. 10.50% 7/15/2029 (c)	3,024	3,272
Gray Media, Inc. 4.75% 10/15/2030 (c)	351	270
Gray Media, Inc. 5.375% 11/15/2031 (c)	1,509	1,135
Gray Media, Inc. 9.625% 7/15/2032 (c)	3,850	3,937
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.395% 12/1/2028 (a)(b)	3,535	3,539
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.53% 6/4/2029 (a)(b)	8	8
Lamar Media Corp. 3.625% 1/15/2031	325	303
Lamar Media Corp. 5.375% 11/1/2033 (c)	1,375	1,367
Lindblad Expeditions, LLC 7.00% 9/15/2030 (c)	930	948
Meta Platforms, Inc. 4.45% 8/15/2052	5,952	5,115
Meta Platforms, Inc. 5.40% 8/15/2054	300	297
Netflix, Inc. 4.90% 8/15/2034	200	206
News Corp. 3.875% 5/15/2029 (c)	280	270
Nexstar Media, Inc. 4.75% 11/1/2028 (c)	5,305	5,182
Sirius XM Radio, LLC 4.00% 7/15/2028 (c)	2,060	1,992
Sirius XM Radio, LLC 5.50% 7/1/2029 (c)	200	200
Sirius XM Radio, LLC 4.125% 7/1/2030 (c)	5,302	4,976
Sirius XM Radio, LLC 3.875% 9/1/2031 (c)	11,375	10,316
Snap, Inc. 6.875% 3/1/2033 (c)	8,820	9,025
T-Mobile USA, Inc. 2.55% 2/15/2031	100	91
T-Mobile USA, Inc. 5.125% 5/15/2032	327	337
T-Mobile USA, Inc. 3.50% 2/11/2037	EUR1,250	1,424
T-Mobile USA, Inc. 5.875% 11/15/2055	USD250	256
Univision Communications, Inc. 8.00% 8/15/2028 (c)	4,425	4,589
Univision Communications, Inc. 4.50% 5/1/2029 (c)	5,565	5,254
Univision Communications, Inc. 7.375% 6/30/2030 (c)	6,104	6,138
Univision Communications, Inc. 8.50% 7/31/2031 (c)	5,140	5,312
Univision Communications, Inc. 9.375% 8/1/2032 (c)	4,850	5,173
Verizon Communications, Inc. 3.55% 3/22/2051	310	227
Verizon Communications, Inc. 3.875% 3/1/2052	324	249
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	150	145
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	1,305	1,197
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	18,678	14,923
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,549	1,156
WMG Acquisition Corp. 3.875% 7/15/2030 (c)	287	272
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.958% 10/26/2029 (a)(b)	4,009	3,938
		195,524
Information technology 5.73%
Acuris Finance US, Inc. 9.00% 8/1/2029 (c)	7,612	7,961
ams-OSRAM AG 12.25% 3/30/2029 (c)	3,975	4,281
Analog Devices, Inc. 5.05% 4/1/2034	1,649	1,711
Analog Devices, Inc. 5.30% 4/1/2054	62	61
Capital Group U.S. Multi-Sector Income ETF — Page 11 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 5.15% 11/15/2031	USD1,687	$1,753
Broadcom, Inc. 4.55% 2/15/2032	739	745
Broadcom, Inc. 2.60% 2/15/2033 (c)	116	102
Broadcom, Inc. 3.469% 4/15/2034 (c)	3,155	2,881
Broadcom, Inc. 4.80% 10/15/2034	885	892
Broadcom, Inc. 5.20% 7/15/2035	6,530	6,732
Broadcom, Inc. 4.80% 2/15/2036	1,292	1,289
Broadcom, Inc. 4.926% 5/15/2037 (c)	3,041	3,034
Cisco Systems, Inc. 5.05% 2/26/2034	4,741	4,906
Cisco Systems, Inc. 5.10% 2/24/2035	1,250	1,293
Cloud Software Group, Inc. 6.50% 3/31/2029 (c)	755	763
Cloud Software Group, Inc. 9.00% 9/30/2029 (c)	8,643	8,974
Cloud Software Group, Inc. 8.25% 6/30/2032 (c)	5,672	6,023
Cloud Software Group, Inc. 6.625% 8/15/2033 (c)	2,780	2,833
CommScope Technologies, LLC 5.00% 3/15/2027 (c)	2,860	2,840
CommScope, LLC 8.25% 3/1/2027 (c)	148	150
CommScope, LLC 7.125% 7/1/2028 (c)	55	55
CommScope, LLC 4.75% 9/1/2029 (c)	76	76
CommScope, LLC 9.50% 12/15/2031 (c)	800	829
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.913% 12/17/2029 (a)(b)	2,575	2,608
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (c)	8,660	9,157
Ellucian Holdings, Inc. 6.50% 12/1/2029 (c)	1,500	1,528
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.913% 11/22/2032 (a)(b)	425	435
Fair Isaac Corp. 6.00% 5/15/2033 (c)	4,865	4,938
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (a)(b)(g)	75	76
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 8.129% 7/30/2032 (a)(b)	4,355	4,342
Helios Software Holdings, Inc. 8.75% 5/1/2029 (c)	8,708	9,036
Hughes Satellite Systems Corp. 5.25% 8/1/2026	813	798
Hughes Satellite Systems Corp. 6.625% 8/1/2026	1,540	1,466
ION Trading Technologies SARL 9.50% 5/30/2029 (c)	7,838	8,317
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.163% 3/20/2033 (a)(b)	1,700	1,704
Microchip Technology, Inc. 5.05% 3/15/2029	775	792
Microchip Technology, Inc. 5.05% 2/15/2030	5,577	5,705
Micron Technology, Inc. 6.05% 11/1/2035	7,450	7,964
NCR Atleos Corp. 9.50% 4/1/2029 (c)	2,790	3,022
Oracle Corp. 4.45% 9/26/2030	450	450
Oracle Corp. 5.50% 8/3/2035	10,549	10,860
Oracle Corp. 5.20% 9/26/2035	3,800	3,822
Oracle Corp. 5.875% 9/26/2045	1,000	1,003
Oracle Corp. 5.95% 9/26/2055	7,100	7,083
Oracle Corp. 6.10% 9/26/2065	1,000	999
Roper Technologies, Inc. 4.90% 10/15/2034	1,939	1,942
Roper Technologies, Inc. 5.10% 9/15/2035	4,581	4,620
ServiceNow, Inc. 1.40% 9/1/2030	50	44
Shift4 Payments, LLC 6.75% 8/31/2032 (c)	335	347
Synopsys, Inc. 4.85% 4/1/2030	2,250	2,292
Synopsys, Inc. 5.15% 4/1/2035	2,500	2,544
Synopsys, Inc. 5.70% 4/1/2055	7,100	7,171
Texas Instruments, Inc. 5.10% 5/23/2035	150	155
UKG, Inc. 6.875% 2/1/2031 (c)	3,180	3,284
Unisys Corp. 10.625% 1/15/2031 (c)	9,284	9,899
Viasat, Inc. 5.625% 4/15/2027 (c)	3,265	3,255
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.778% 3/2/2029 (a)(b)	873	863
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.75% 5/30/2030 (a)(b)	1,157	1,140
Capital Group U.S. Multi-Sector Income ETF — Page 12 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Wolfspeed, Inc. 12.875% 6/23/2030 (13.875% on 6/23/2026) (d)(g)	USD1,050	$1,149
Wolfspeed, Inc. 12.875% 6/23/2030 (13.875% on 6/22/2026) (d)(g)	92	99
X.AI Corp. 12.50% 6/30/2030	7,500	7,884
		192,977
Industrials 5.06%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (c)	199	205
AECOM 6.00% 8/1/2033 (c)	105	107
Ambipar Lux SARL 9.875% 2/6/2031 (c)	590	102
Ambipar Lux SARL 10.875% 2/5/2033 (c)	925	156
Amentum Holdings, Inc. 7.25% 8/1/2032 (c)	4,115	4,276
American Airlines, Inc. 8.50% 5/15/2029 (c)	1,250	1,305
Aramark Services, Inc. 5.00% 2/1/2028 (c)	1,320	1,315
ATI, Inc. 4.875% 10/1/2029	1,232	1,212
ATI, Inc. 7.25% 8/15/2030	349	367
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (c)	1,000	970
BAE Systems PLC 5.30% 3/26/2034 (c)	1,000	1,037
Boeing Co. (The) 5.15% 5/1/2030	2,687	2,758
Boeing Co. (The) 6.528% 5/1/2034	4,054	4,485
Boeing Co. (The) 5.705% 5/1/2040	730	745
Boeing Co. (The) 5.805% 5/1/2050	1,420	1,420
Boeing Co. (The) 6.858% 5/1/2054	5,121	5,845
Boeing Co. (The) 5.93% 5/1/2060	2,445	2,444
Canadian National Railway Co. 4.375% 9/18/2034	375	367
Canadian Pacific Railway Co. 5.20% 3/30/2035	2,323	2,396
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (c)	340	328
Clean Harbors, Inc. 6.375% 2/1/2031 (c)	45	46
Clean Harbors, Inc. 5.75% 10/15/2033 (c)	1,090	1,100
CoreLogic, Inc. 4.50% 5/1/2028 (c)	6,956	6,767
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.778% 6/2/2028 (a)(b)	1,985	1,987
CSX Corp. 2.50% 5/15/2051	220	131
Embraer Netherlands Finance BV 5.98% 2/11/2035	620	658
EquipmentShare.com, Inc. 9.00% 5/15/2028 (c)	3,405	3,608
EquipmentShare.com, Inc. 8.625% 5/15/2032 (c)	4,920	5,318
EquipmentShare.com, Inc. 8.00% 3/15/2033 (c)	3,360	3,594
FTAI Aviation Investors, LLC 5.875% 4/15/2033 (c)	4,800	4,834
Garda World Security Corp. 8.375% 11/15/2032 (c)	1,360	1,413
General Aerospace Co. 4.30% 7/29/2030	271	273
General Aerospace Co. 4.90% 1/29/2036	2,775	2,815
Herc Holdings, Inc. 6.625% 6/15/2029 (c)	2,120	2,180
Herc Holdings, Inc. 7.00% 6/15/2030 (c)	3,245	3,373
Herc Holdings, Inc. 7.25% 6/15/2033 (c)	4,020	4,200
Hertz Corp. (The) 4.625% 12/1/2026 (c)	1,125	1,108
Honeywell International, Inc. 5.00% 3/1/2035	1,669	1,698
Icahn Enterprises, LP 6.25% 5/15/2026	1,194	1,194
Icahn Enterprises, LP 5.25% 5/15/2027	9,086	8,938
Icahn Enterprises, LP 9.75% 1/15/2029	3,450	3,486
Icahn Enterprises, LP 10.00% 11/15/2029 (c)	405	407
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032 (c)	435	452
LATAM Airlines Group SA 7.875% 4/15/2030 (c)	755	786
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	471	487
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (c)	608	625
NESCO Holdings II, Inc. 5.50% 4/15/2029 (c)	7,990	7,831
Norfolk Southern Corp. 5.05% 8/1/2030	57	59
Capital Group U.S. Multi-Sector Income ETF — Page 13 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Norfolk Southern Corp. 4.45% 3/1/2033	USD15	$15
Norfolk Southern Corp. 5.35% 8/1/2054	2,926	2,885
Paychex, Inc. 5.60% 4/15/2035	267	280
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.013% 2/1/2028 (a)(b)	1,512	1,278
QXO Building Products, Inc. 6.75% 4/30/2032 (c)	4,710	4,888
Regal Rexnord Corp. 6.30% 2/15/2030	1,841	1,953
Regal Rexnord Corp. 6.40% 4/15/2033	5,915	6,353
Reworld Holding Corp. 4.875% 12/1/2029 (c)	4,210	3,963
Sabre GLBL, Inc. 11.125% 7/15/2030 (c)	6,488	6,291
Science Applications International Corp. 5.875% 11/1/2033 (c)	1,285	1,286
Sensata Technologies BV 4.00% 4/15/2029 (c)	3,800	3,651
Sensata Technologies, Inc. 3.75% 2/15/2031 (c)	3,193	2,950
Siemens Funding BV 5.20% 5/28/2035 (c)	500	519
Siemens Funding BV 5.80% 5/28/2055 (c)	704	757
Siemens Funding BV 5.90% 5/28/2065 (c)	541	588
TransDigm, Inc. 6.375% 3/1/2029 (c)	300	307
TransDigm, Inc. 6.375% 5/31/2033 (c)	5,450	5,525
TransDigm, Inc. 6.25% 1/31/2034 (c)	1,690	1,739
TransDigm, Inc. 6.75% 1/31/2034 (c)	5,500	5,691
Union Pacific Corp. 5.10% 2/20/2035	3,242	3,335
Union Pacific Corp. 3.50% 2/14/2053	358	259
Union Pacific Corp. 5.60% 12/1/2054	1,256	1,277
United Rentals (North America), Inc. 5.25% 1/15/2030	385	387
United Rentals (North America), Inc. 6.125% 3/15/2034 (c)	1,910	1,988
Verisk Analytics, Inc. 5.125% 2/15/2036	4,460	4,504
Waste Management, Inc. 4.95% 3/15/2035	3,465	3,519
Waste Pro USA, Inc. 7.00% 2/1/2033 (c)	615	639
WESCO Distribution, Inc. 7.25% 6/15/2028 (c)	435	441
WESCO Distribution, Inc. 6.625% 3/15/2032 (c)	850	884
WESCO Distribution, Inc. 6.375% 3/15/2033 (c)	895	928
		170,288
Materials 4.83%
Avient Corp. 6.25% 11/1/2031 (c)	260	264
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (c)	834	874
Axalta Coating Systems, LLC 4.75% 6/15/2027 (c)	625	623
Ball Corp. 5.50% 9/15/2033	5,550	5,613
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	36	37
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	6,066	6,320
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	751	781
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,489	644
Braskem Netherlands Finance BV 4.50% 1/31/2030	280	106
Braskem Netherlands Finance BV 8.75% 1/12/2031 (c)	2,468	964
Braskem Netherlands Finance BV 7.25% 2/13/2033 (c)	3,725	1,432
Braskem Netherlands Finance BV 8.00% 10/15/2034 (c)	6,100	2,283
Braskem Netherlands Finance BV 8.00% 10/15/2034	1,250	468
Braskem Netherlands Finance BV 5.875% 1/31/2050	2,320	841
Capstone Copper Corp. 6.75% 3/31/2033 (c)	750	773
Celanese US Holdings, LLC 6.85% 11/15/2028 (d)	181	188
Celanese US Holdings, LLC 6.50% 4/15/2030	3,822	3,850
Celanese US Holdings, LLC 6.879% 7/15/2032 (d)	6,882	7,037
Celanese US Holdings, LLC 7.20% 11/15/2033 (d)	9,554	9,939
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (c)	1,315	1,375
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (c)	6,388	6,515
Capital Group U.S. Multi-Sector Income ETF — Page 14 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (c)	USD4,175	$4,306
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (c)	300	303
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (c)	4,135	4,225
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (c)	2,445	2,521
Consolidated Energy Finance SA 12.00% 2/15/2031 (c)	7,208	6,604
Dow Chemical Co. (The) 4.80% 1/15/2031	1,750	1,743
Dow Chemical Co. (The) 5.15% 2/15/2034	1,003	1,006
Dow Chemical Co. (The) 5.35% 3/15/2035	1,793	1,784
Dow Chemical Co. (The) 5.65% 3/15/2036	8,943	8,992
Dow Chemical Co. (The) 6.90% 5/15/2053	1,125	1,203
Dow Chemical Co. (The) 5.60% 2/15/2054	5,545	5,024
Element Solutions, Inc. 3.875% 9/1/2028 (c)	1,730	1,678
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (c)	6,499	6,896
FXI Holdings, Inc. 12.25% 11/15/2026 (c)	5,812	5,128
JH North America Holdings, Inc. 5.875% 1/31/2031 (c)	740	752
JH North America Holdings, Inc. 6.125% 7/31/2032 (c)	715	733
LSB Industries, Inc. 6.25% 10/15/2028 (c)	2,332	2,302
LYB International Finance III, LLC 5.50% 3/1/2034	724	729
LYB International Finance III, LLC 6.15% 5/15/2035	2,631	2,743
Magnera Corp. 7.25% 11/15/2031 (c)	9,130	8,598
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027 (c)	2,710	2,740
Mercer International, Inc. 12.875% 10/1/2028 (c)	1,295	1,180
Mercer International, Inc. 5.125% 2/1/2029	1,825	1,347
Minera Mexico SA de CV 5.625% 2/12/2032 (c)	3,435	3,548
Mineral Resources, Ltd. 8.125% 5/1/2027 (c)	845	845
Mineral Resources, Ltd. 9.25% 10/1/2028 (c)	3,070	3,221
Mineral Resources, Ltd. 8.50% 5/1/2030 (c)	2,625	2,733
NOVA Chemicals Corp. 5.25% 6/1/2027 (c)	685	688
NOVA Chemicals Corp. 4.25% 5/15/2029 (c)	525	509
PT Krakatau Posco 6.375% 6/11/2029	1,500	1,544
Quikrete Holdings, Inc. 6.375% 3/1/2032 (c)	3,424	3,549
Quikrete Holdings, Inc. 6.75% 3/1/2033 (c)	1,105	1,150
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (c)(d)(f)	271	273
Samarco Mineracao SA 9.00% 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (d)(f)	234	235
Sasol Financing USA, LLC 8.75% 5/3/2029 (g)	1,700	1,765
Sasol Financing USA, LLC 8.75% 5/3/2029 (c)	1,000	1,038
Sasol Financing USA, LLC 5.50% 3/18/2031	2,000	1,762
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (c)	553	541
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (c)	4,535	4,450
Sealed Air Corp. 4.00% 12/1/2027 (c)	1,425	1,400
Sealed Air Corp. 6.125% 2/1/2028 (c)	1,854	1,881
Sherwin-Williams Co. 4.50% 8/15/2030	500	504
Sherwin-Williams Co. 5.15% 8/15/2035	1,064	1,083
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (c)	880	883
Stillwater Mining Co. 4.00% 11/16/2026 (g)	1,019	1,010
Trivium Packaging Finance BV 8.25% 7/15/2030 (c)	215	230
Trivium Packaging Finance BV 12.25% 1/15/2031 (c)	680	737
Vale Overseas, Ltd. 6.40% 6/28/2054	2,834	2,916
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 6.318% 1/16/2026 (a)(b)(e)	10	2
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 2.00% Cash 7/16/2026 (a)(b)(e)(f)	10	2
Capital Group U.S. Multi-Sector Income ETF — Page 15 of 34

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 2.00% Cash 10/12/2028 (a)(b)(e)(f)	USD16	$4
Veritiv Operating Co. 10.50% 11/30/2030 (c)	650	698
		162,665
Consumer staples 4.32%
Albertsons Cos., Inc. 3.50% 3/15/2029 (c)	275	261
Altria Group, Inc. 5.25% 8/6/2035	3,050	3,085
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	880	908
B&G Foods, Inc. 5.25% 9/15/2027	990	959
B&G Foods, Inc. 8.00% 9/15/2028 (c)	6,478	6,285
BAT Capital Corp. 4.625% 3/22/2033	630	624
BAT Capital Corp. 6.421% 8/2/2033	3,345	3,674
BAT Capital Corp. 6.00% 2/20/2034	3,079	3,291
BAT Capital Corp. 5.625% 8/15/2035	8,602	8,943
BAT Capital Corp. 7.081% 8/2/2053	6,486	7,439
BAT Capital Corp. 6.25% 8/15/2055	261	273
Campbell’s Co. (The) 4.75% 3/23/2035	2,119	2,056
Campbell’s Co. (The) 5.25% 10/13/2054	346	321
Central Garden & Pet Co. 4.125% 4/30/2031 (c)	9,070	8,474
Coca-Cola Co. 5.20% 1/14/2055	2,551	2,501
Constellation Brands, Inc. 2.25% 8/1/2031	2,140	1,887
Constellation Brands, Inc. 4.75% 5/9/2032	3,266	3,286
Constellation Brands, Inc. 4.90% 5/1/2033	489	494
Coty, Inc. 6.625% 7/15/2030 (c)	1,030	1,054
Darling Ingredients, Inc. 6.00% 6/15/2030 (c)	2,250	2,274
Fiesta Purchaser, Inc. 10.00% 9/30/2032 (c)	525	568
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.913% 2/12/2031 (a)(b)	232	232
Imperial Brands Finance PLC 5.875% 7/1/2034 (c)	3,180	3,332
Imperial Brands Finance PLC 5.625% 7/1/2035 (c)	500	510
Imperial Brands Finance PLC 6.375% 7/1/2055 (c)	1,297	1,348
Ingles Markets, Inc. 4.00% 6/15/2031 (c)	4,424	4,162
Kroger Co. 5.50% 9/15/2054	617	602
Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032 (c)	535	294
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (c)	250	240
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (c)	3,709	3,509
MARB BondCo PLC 3.95% 1/29/2031	1,606	1,473
Mars, Inc. 5.20% 3/1/2035 (c)	12,527	12,811
Mars, Inc. 5.65% 5/1/2045 (c)	1,330	1,350
Mars, Inc. 5.70% 5/1/2055 (c)	7,194	7,292
Mars, Inc. 5.80% 5/1/2065 (c)	476	486
Minerva Luxembourg SA 8.875% 9/13/2033 (c)	2,190	2,406
Mondelez International, Inc. 4.75% 8/28/2034	72	72
Mondelez International, Inc. 5.125% 5/6/2035	620	632
Opal Bidco SAS 6.50% 3/31/2032 (c)	975	1,000
Performance Food Group, Inc. 4.25% 8/1/2029 (c)	166	161
Performance Food Group, Inc. 6.125% 9/15/2032 (c)	1,890	1,938
Philip Morris International, Inc. 4.75% 11/1/2031	512	521
Philip Morris International, Inc. 5.375% 2/15/2033	2,780	2,904
Philip Morris International, Inc. 5.625% 9/7/2033	3,388	3,595
Philip Morris International, Inc. 5.25% 2/13/2034	6,175	6,379
Philip Morris International, Inc. 4.90% 11/1/2034	7,547	7,611
Post Holdings, Inc. 4.625% 4/15/2030 (c)	4,845	4,676
Post Holdings, Inc. 6.25% 2/15/2032 (c)	303	312
Post Holdings, Inc. 6.375% 3/1/2033 (c)	6,130	6,202
Capital Group U.S. Multi-Sector Income ETF — Page 16 of 34

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Prestige Brands, Inc. 3.75% 4/1/2031 (c)	USD2,995	$2,761
TreeHouse Foods, Inc. 4.00% 9/1/2028	5,308	5,173
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.913% 5/1/2031 (a)(b)	1,207	1,216
US Foods, Inc. 4.625% 6/1/2030 (c)	320	313
Walmart, Inc. 4.90% 4/28/2035	1,200	1,235
		145,405
Real estate 3.89%
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (c)	2,790	2,607
Boston Properties, LP 2.55% 4/1/2032	2,922	2,528
Boston Properties, LP 2.45% 10/1/2033	3,878	3,175
Boston Properties, LP 6.50% 1/15/2034	1,984	2,141
Boston Properties, LP 5.75% 1/15/2035	9,062	9,268
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (c)	504	503
Fideicomiso Fibra Uno 7.70% 1/23/2032 (c)	280	303
Forestar Group, Inc. 6.50% 3/15/2033 (c)	1,385	1,418
Highwoods Realty, LP 7.65% 2/1/2034	3,155	3,583
Howard Hughes Corp. (The) 5.375% 8/1/2028 (c)	5	5
Howard Hughes Corp. (The) 4.125% 2/1/2029 (c)	6,100	5,857
Howard Hughes Corp. (The) 4.375% 2/1/2031 (c)	3,811	3,576
Hudson Pacific Properties, LP 4.65% 4/1/2029	500	466
Hudson Pacific Properties, LP 3.25% 1/15/2030	5,635	4,845
Iron Mountain, Inc. 5.25% 7/15/2030 (c)	335	332
Iron Mountain, Inc. 6.25% 1/15/2033 (c)	1,500	1,530
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,809	2,686
Kennedy-Wilson, Inc. 4.75% 2/1/2030	5,060	4,729
Kennedy-Wilson, Inc. 5.00% 3/1/2031	9,500	8,844
Kilroy Realty, LP 5.875% 10/15/2035	2,355	2,388
Kilroy Realty, LP 6.25% 1/15/2036	673	697
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	1,190	1,214
MPT Operating Partnership, LP 5.00% 10/15/2027	10,928	10,597
MPT Operating Partnership, LP 3.50% 3/15/2031	3,440	2,533
MPT Operating Partnership, LP 8.50% 2/15/2032 (c)	13,497	14,352
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (c)	5,977	5,832
Pebblebrook Hotel, LP 6.375% 10/15/2029 (c)	345	350
Prologis, LP 4.75% 6/15/2033	1,110	1,120
Prologis, LP 5.00% 3/15/2034	2,025	2,059
Prologis, LP 5.00% 1/31/2035	1,072	1,087
RLJ Lodging Trust, LP 3.75% 7/1/2026 (c)	140	139
Service Properties Trust 4.95% 2/15/2027	2,066	2,060
Service Properties Trust 8.00% 9/30/2027 (c)	1,895	1,673
Service Properties Trust 3.95% 1/15/2028	4,595	4,304
Service Properties Trust 8.375% 6/15/2029	3,920	3,984
Service Properties Trust 4.95% 10/1/2029	4,769	4,207
Service Properties Trust 4.375% 2/15/2030	7,140	6,075
Service Properties Trust 8.625% 11/15/2031 (c)	6,377	6,794
VICI Properties, LP 5.625% 4/1/2035	944	967
		130,828
Utilities 3.61%
Aegea Finance SARL 9.00% 1/20/2031 (c)	1,788	1,897
AEP Transmission Co., LLC 5.375% 6/15/2035	125	129
Baltimore Gas and Electric Co. 5.30% 6/1/2034	1,925	2,004
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	265	268
Capital Group U.S. Multi-Sector Income ETF — Page 17 of 34

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Comision Federal de Electricidad 6.45% 1/24/2035 (c)	USD2,040	$2,082
Consumers Energy Co. 5.05% 5/15/2035	2,945	2,998
Duke Energy Carolinas, LLC 5.35% 1/15/2053	275	270
Duke Energy Corp. 4.50% 8/15/2032	329	327
Duke Energy Florida, LLC 5.875% 11/15/2033	90	97
Edison International 4.125% 3/15/2028	575	565
Edison International 5.25% 11/15/2028	750	756
Edison International 5.45% 6/15/2029	1,245	1,255
Edison International 6.95% 11/15/2029	1,350	1,434
Edison International 6.25% 3/15/2030	1,000	1,040
Edison International 5.25% 3/15/2032	6,380	6,324
Edison International, junior subordinated, 7.875% 6/15/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.658% on 6/15/2029) (d)	2,590	2,643
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (c)(d)	2,750	3,191
Florida Power & Light Co. 5.30% 6/15/2034	4,750	4,958
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (c)	565	592
Long Ridge Energy, LLC 8.75% 2/15/2032 (c)	5,307	5,459
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.913% 3/28/2031 (a)(b)	232	233
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	275	278
Northern States Power Co. 5.65% 5/15/2055	360	370
Pacific Gas and Electric Co. 3.00% 6/15/2028	220	212
Pacific Gas and Electric Co. 4.55% 7/1/2030	74	74
Pacific Gas and Electric Co. 3.25% 6/1/2031	420	386
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,000	1,059
Pacific Gas and Electric Co. 6.40% 6/15/2033	6,245	6,716
Pacific Gas and Electric Co. 5.70% 3/1/2035	1,050	1,076
Pacific Gas and Electric Co. 3.30% 8/1/2040	135	102
Pacific Gas and Electric Co. 4.95% 7/1/2050	7,113	6,110
Pacific Gas and Electric Co. 3.50% 8/1/2050	10,115	6,911
Pacific Gas and Electric Co. 6.70% 4/1/2053	930	996
Pacific Gas and Electric Co. 5.90% 10/1/2054	605	590
PacifiCorp 5.45% 2/15/2034	3,410	3,495
PacifiCorp 3.30% 3/15/2051	695	459
PacifiCorp 2.90% 6/15/2052	1,508	921
PacifiCorp 5.35% 12/1/2053	754	696
PacifiCorp 5.50% 5/15/2054	366	346
PacifiCorp 5.80% 1/15/2055	3,375	3,311
PG&E Corp. 5.25% 7/1/2030	4,345	4,288
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (d)	5,709	5,875
Public Service Electric and Gas Co. 5.05% 3/1/2035	1,800	1,837
Public Service Electric and Gas Co. 4.90% 8/15/2035	1,236	1,246
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	705	727
Southern California Edison Co. 5.65% 10/1/2028	300	310
Southern California Edison Co. 2.50% 6/1/2031	645	572
Southern California Edison Co. 5.20% 6/1/2034	4,280	4,258
Southern California Edison Co. 4.00% 4/1/2047	219	166
Southern California Edison Co. 3.65% 2/1/2050	7,813	5,468
Southern California Edison Co. 2.95% 2/1/2051	378	232
Southern California Edison Co. 5.75% 4/15/2054	3,916	3,710
Southern California Edison Co. 5.90% 3/1/2055	4,550	4,422
Southern California Edison Co. 6.20% 9/15/2055	700	707
Talen Energy Supply, LLC 8.625% 6/1/2030 (c)	4,519	4,800
Capital Group U.S. Multi-Sector Income ETF — Page 18 of 34

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.733% 5/17/2030 (a)(b)	USD64	$64
Tampa Electric Co. 5.15% 3/1/2035	2,475	2,511
Union Electric Co. 5.25% 4/15/2035	2,640	2,724
Union Electric Co. 5.125% 3/15/2055	50	47
Xcel Energy, Inc. 5.50% 3/15/2034	44	45
Xcel Energy, Inc. 5.60% 4/15/2035	2,619	2,717
YPF Energia Electrica SA 7.875% 10/16/2032 (c)	2,245	2,170
		121,526
Municipals 0.01%
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(e)	393	393
Total corporate bonds, notes & loans		2,380,578
Mortgage-backed obligations 18.48% Commercial mortgage-backed securities 10.18%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.291% 11/15/2055 (b)(h)	634	616
ALA Trust, Series 2025-OANA, Class C, (1-month USD CME Term SOFR + 2.092%) 6.243% 6/15/2030 (b)(c)(h)	7,426	7,501
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.679% 11/10/2029 (b)(c)(h)	6,887	7,022
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.746% 11/15/2032 (b)(h)	556	565
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.746% 11/15/2032 (b)(h)	500	492
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056 (b)(h)	375	391
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.28% 2/15/2056 (b)(h)	102	104
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.409% 3/15/2056 (b)(h)	400	413
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.379% 6/15/2028 (b)(h)	267	283
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056 (b)(h)	493	518
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056 (b)(h)	380	407
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056 (b)(h)	598	641
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057 (b)(h)	3,265	3,407
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.533% 11/15/2057 (b)(h)	1,972	2,055
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class C, 6.533% 11/15/2057 (b)(h)	629	640
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057 (b)(h)	3,644	3,800
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class C, 6.50% 12/15/2057 (b)(h)	1,961	2,020
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (b)(h)	779	801
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class B, 6.474% 4/15/2058 (b)(h)	1,747	1,831
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.21% 5/15/2062 (b)(h)	500	420
Bank5, Series 2025-5YR17, Class B, 5.992% 11/15/2058 (b)(h)	1,996	2,061
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.069% 3/15/2037 (b)(c)(h)	1,600	1,519
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class C, 3.931% 4/15/2055 (b)(h)	5,684	4,845
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.168% 12/15/2055 (b)(h)	1,008	1,029
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056 (b)(h)	148	155
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.611% 7/15/2056 (b)(h)	470	484
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057 (h)	207	208
Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057 (b)(h)	286	290
Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057 (b)(h)	2,530	2,654
Barclays Commercial Mortgage Securities, LLC, Series 24-C28, Class B, 5.894% 9/15/2057 (b)(h)	2,670	2,744
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C33, Class B, 6.435% 3/15/2058 (b)(h)	3,571	3,742
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (b)(h)	1,182	1,245
Barclays Commercial Mortgage Securities, LLC, Series 2025-C32, Class C, 6.125% 2/15/2062 (h)	3,421	3,474
Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054 (b)(h)	980	752
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.12% 4/15/2056 (b)(h)	226	237
Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029 (h)	1,074	1,133
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056 (h)	500	519
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.58% 12/15/2056 (b)(h)	893	945
Capital Group U.S. Multi-Sector Income ETF — Page 19 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (h)	USD403	$422
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057 (b)(h)	101	104
Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.947% 7/15/2057 (b)(h)	1,897	2,015
Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057 (h)	1,300	1,353
Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057 (b)(h)	3,000	3,073
Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057 (b)(h)	5,000	5,184
Benchmark Mortgage Trust, Series 2025-V15, Class B, 6.425% 6/15/2058 (b)(h)	1,854	1,938
BFLD Trust, Series 2025-5MW, Class A, 4.674% 10/10/2042 (b)(c)(h)	9,148	9,134
BFLD Trust, Series 2025-5MW, Class D, 6.371% 10/10/2042 (b)(c)(h)	790	796
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.741% 3/15/2041 (b)(c)(h)	1,600	1,601
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056 (b)(h)	1,052	1,100
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.355% 8/15/2056 (b)(h)	403	417
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057 (c)(h)	167	150
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (b)(h)	196	204
BMO Mortgage Trust, Series 2024-5C5, Class B, 6.98% 2/15/2057 (b)(h)	2,268	2,374
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057 (b)(h)	89	91
BMO Mortgage Trust, Series 2024-5C5, Class C, 7.112% 2/15/2057 (b)(h)	2,836	2,942
BMO Mortgage Trust, Series 2024-5C4, Class C, 7.252% 5/15/2057 (b)(h)	854	884
BMO Mortgage Trust, Series 2024-C9, Class B, 6.561% 7/15/2057 (b)(h)	1,897	2,013
BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057 (b)(h)	1,641	1,692
BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057 (b)(h)	396	410
BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057 (b)(h)	771	793
BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.539% 6/15/2041 (b)(c)(h)	2,809	2,816
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 6.99% 8/15/2041 (b)(c)(h)	2,915	2,938
BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.091% 5/15/2034 (b)(c)(h)	2,663	2,670
BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.64% 5/15/2034 (b)(c)(h)	738	742
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 5.915% 9/15/2036 (b)(c)(h)	3,831	3,822
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.265% 9/15/2036 (b)(c)(h)	688	687
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.14% 1/17/2039 (b)(c)(h)	769	769
BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 7.24% 8/15/2039 (b)(c)(h)	3,745	3,763
BX Trust, Series 24-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.04% 6/15/2041 (b)(c)(h)	10,367	10,403
BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 6.941% 10/15/2041 (b)(c)(h)	2,825	2,839
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.692% 11/15/2041 (b)(c)(h)	2,355	2,363
BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.741% 11/15/2041 (b)(c)(h)	342	343
BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 7.09% 11/15/2041 (b)(c)(h)	7,191	7,221
BX Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 7.69% 11/15/2041 (b)(c)(h)	2,044	2,050
BX Trust, Series 2025-BIO3, Class D, 7.193% 2/10/2042 (b)(c)(h)	7,679	7,654
BX Trust, Series 2025-BIO3, Class C, 7.193% 2/10/2042 (b)(c)(h)	1,385	1,418
BX Trust, Series 2025-VLT6, Class C, (1-month USD CME Term SOFR + 2.192%) 6.342% 3/15/2042 (b)(c)(h)	5,373	5,378
BX Trust, Series 2025-VLT6, Class D, (1-month USD CME Term SOFR + 2.592%) 6.742% 3/15/2042 (b)(c)(h)	3,282	3,286
BX Trust, Series 2025-GW, Class C, (1-month USD CME Term SOFR + 2.10%) 6.25% 7/15/2042 (b)(c)(h)	5,520	5,547
BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044 (c)(h)	500	462
BX Trust, Series 2020-VIV2, Class C, 3.66% 3/9/2044 (b)(c)(h)	500	465
BX Trust, Series 2020-VIV3, Class B, 3.662% 3/9/2044 (b)(c)(h)	495	465
BX Trust, Series 2025-VLT7, Class A, (1-month USD CME Term SOFR + 1.70%) 5.85% 7/15/2044 (b)(c)(h)	4,000	4,017
BX Trust, Series 2025-VLT7, Class B, (1-month USD CME Term SOFR + 2.00%) 6.15% 7/15/2044 (b)(c)(h)	4,325	4,350
BX Trust, Series 2025-VLT7, Class C, (1-month USD CME Term SOFR + 2.35%) 6.50% 7/15/2044 (b)(c)(h)	3,997	4,021
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 7.403% 8/15/2041 (b)(c)(h)	2,884	2,889
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 6.048% 6/10/2028 (b)(c)(h)	1,129	1,127
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 6.048% 10/12/2040 (b)(c)(h)	245	248
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053 (b)(h)	140	124
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043 (b)(c)(h)	664	626
Capital Group U.S. Multi-Sector Income ETF — Page 20 of 34

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/12/2040 (b)(c)(h)	USD1,546	$1,576
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (b)(c)(h)	4,374	4,464
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039 (b)(c)(h)	744	749
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039 (b)(c)(h)	669	674
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.45% 10/15/2042 (b)(c)(h)	2,654	2,657
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.75% 10/15/2042 (b)(c)(h)	2,914	2,921
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.296% 2/10/2056 (b)(h)	495	509
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.296% 2/10/2056 (b)(h)	195	197
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 8.40% 12/15/2039 (b)(c)(h)	4,390	4,417
FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.08% 11/10/2039 (b)(c)(h)	3,655	3,760
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.541% 3/15/2039 (b)(c)(h)	2,642	2,658
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.04% 3/15/2039 (b)(c)(h)	960	967
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (b)(c)(h)	670	673
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.887% 3/10/2041 (b)(c)(h)	380	382
GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.084% 3/10/2041 (b)(c)(h)	1,885	1,883
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.531% 3/10/2041 (b)(c)(h)	2,897	2,947
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052 (h)	900	748
GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053 (h)	2,950	2,347
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.192% 3/15/2042 (b)(c)(h)	281	282
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.741% 3/15/2042 (b)(c)(h)	1,630	1,637
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.44% 3/15/2042 (b)(c)(h)	2,938	2,883
Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 6.091% 5/15/2037 (b)(c)(h)	2,000	2,006
Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.59% 5/15/2037 (b)(c)(h)	2,324	2,332
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (b)(c)(h)	1,076	1,115
HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324% 5/10/2039 (b)(c)(h)	945	964
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039 (b)(c)(h)	2,026	2,082
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class E, 6.901% 1/13/2040 (b)(c)(h)	7,070	7,337
INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1-month USD CME Term SOFR + 2.25%) 6.40% 3/15/2042 (b)(c)(h)	6,000	6,002
INTOWN Mortgage Trust, Series 2025-STAY, Class D, (1-month USD CME Term SOFR + 2.85%) 7.00% 3/15/2042 (b)(c)(h)	6,000	6,008
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041 (c)(h)	3,572	3,338
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041 (c)(h)	2,034	1,937
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.743% 11/15/2039 (b)(c)(h)	1,381	1,385
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class B, (1-month USD CME Term SOFR + 1.942%) 6.092% 11/15/2039 (b)(c)(h)	2,500	2,509
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 6.392% 11/15/2039 (b)(c)(h)	942	946
KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.44% 12/15/2039 (b)(c)(h)	4,000	4,005
KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 8.688% 12/15/2039 (b)(c)(h)	5,000	5,025
LV Trust, Series 2024-SHOW, Class C, 6.276% 10/10/2041 (b)(c)(h)	1,619	1,632
Manhattan West, Series 2020-1MW, Class C, 2.413% 9/10/2039 (b)(c)(h)	2,942	2,798
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (h)	483	466
MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.906% 5/15/2033 (b)(h)	410	438
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.221% 3/25/2050 (b)(c)(h)	1,178	1,202
Capital Group U.S. Multi-Sector Income ETF — Page 21 of 34

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.356% 11/25/2053 (b)(c)(h)	USD1,489	$1,554
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 10.856% 11/25/2053 (b)(c)(h)	4,882	5,528
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.756% 5/25/2055 (b)(c)(h)	4,965	4,997
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.456% 5/25/2055 (b)(c)(h)	1,291	1,301
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (b)(c)(h)	475	500
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 5.928% 2/10/2047 (b)(c)(h)	456	475
NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.172% 2/10/2047 (b)(c)(h)	527	544
NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1-month USD CME Term SOFR + 1.892%) 6.042% 2/15/2042 (b)(c)(h)	1,329	1,330
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, (1-month USD CME Term SOFR + 2.441%) 6.591% 2/15/2042 (b)(c)(h)	1,824	1,817
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.75% 9/15/2042 (b)(c)(h)	8,227	8,263
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.891% 5/15/2039 (b)(c)(h)	486	485
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.42% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (c)(d)(h)	3,395	3,373
SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.75% 10/15/2041 (b)(c)(h)	1,901	1,920
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.10% 1/15/2039 (b)(c)(h)	2,000	1,991
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.791% 2/15/2042 (b)(c)(h)	4,894	4,882
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class E, (1-month USD CME Term SOFR + 3.29%) 7.49% 2/15/2042 (b)(c)(h)	6,182	6,174
UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050 (c)(h)	1,915	1,871
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.356% 8/15/2050 (b)(h)	791	736
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (b)(c)(h)	1,658	1,671
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048 (b)(h)	3,000	2,944
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051 (h)	967	931
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057 (b)(h)	3,600	3,774
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.333% 11/15/2057 (b)(h)	903	941
Wells Fargo Commercial Mortgage Trust, Series 2025-5C4, Class B, 6.394% 5/15/2058 (h)	1,033	1,081
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class B, 6.219% 7/15/2058 (b)(h)	1,000	1,039
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.939% 11/15/2027 (b)(c)(h)	412	414
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037 (b)(c)(h)	260	265
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (b)(c)(h)	148	151
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037 (b)(c)(h)	2,516	2,534
		342,500
Federal agency mortgage-backed obligations 5.70%
Fannie Mae Pool #DA5999 5.50% 3/1/2054 (h)	29	30
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (h)	15,092	15,437
Fannie Mae Pool #DB5508 5.50% 6/1/2054 (h)	133	134
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (h)	16,652	17,032
Fannie Mae Pool #FS8600 6.00% 7/1/2054 (h)	3,548	3,656
Fannie Mae Pool #FS9839 6.00% 8/1/2054 (h)	264	271
Fannie Mae Pool #DC2313 5.50% 9/1/2054 (h)	42	42
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (h)	332	340
Fannie Mae Pool #DC1762 6.00% 10/1/2054 (h)	939	961
Fannie Mae Pool #DC2987 6.00% 10/1/2054 (h)	244	250
Capital Group U.S. Multi-Sector Income ETF — Page 22 of 34

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	USD115	$116
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (h)	1,957	2,001
Fannie Mae Pool #DD2543 6.00% 2/1/2055 (h)	499	511
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (h)	166	170
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (h)	53	55
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (h)	1,949	1,993
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (h)	7,893	8,069
FARM Mortgage Trust, Series 2024-1, Class B, 5.102% 10/1/2053 (b)(c)(h)	1,331	1,189
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.595% 8/1/2054 (b)(c)(h)	926	835
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (b)(c)(h)	9,642	9,740
Freddie Mac Pool #SD4669 6.00% 10/1/2053 (h)	9,667	9,914
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (h)	8,979	9,189
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (h)	1,006	1,030
Freddie Mac Pool #SD8438 5.50% 6/1/2054 (h)	33	33
Freddie Mac Pool #RJ2527 5.50% 7/1/2054 (h)	1,586	1,602
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (h)	4,995	5,108
Freddie Mac Pool #SD6800 6.00% 8/1/2054 (h)	8,410	8,640
Freddie Mac Pool #SD7274 6.00% 9/1/2054 (h)	23	24
Freddie Mac Pool #SD6585 5.50% 10/1/2054 (h)	23	23
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (h)	14,015	14,148
Freddie Mac Pool #SD8495 6.00% 12/1/2054 (h)	6,524	6,671
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (h)	535	540
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (h)	235	240
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (h)	7,862	8,044
Freddie Mac Pool #SL0585 5.50% 3/1/2055 (h)	30	30
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (h)	1,450	1,484
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (h)	215	220
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (h)	26,324	26,916
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (h)	908	916
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (h)	6,460	6,604
Freddie Mac Pool #QY8605 6.00% 7/1/2055 (h)	6,988	7,148
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (i)	12,026	12,287
Uniform Mortgage-Backed Security 6.00% 11/1/2055 (h)(i)	7,974	8,145
		191,788
Collateralized mortgage-backed obligations (privately originated) 2.60%
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033 (b)(c)(h)	224	222
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (b)(c)(h)	2	2
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034 (b)(c)(h)	971	937
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034 (b)(c)(h)	637	623
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (b)(c)(h)	545	537
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (b)(c)(h)	2,133	2,097
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.756% 12/25/2042 (b)(c)(h)	616	631
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 7.906% 5/25/2043 (b)(c)(h)	285	301
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (c)(h)	4,775	4,618
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B, (30-day Average USD-SOFR + 9.464%) 13.821% 4/25/2028 (b)(h)	1,584	1,592
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 5.32% 9/25/2045 (b)(c)(h)	1,655	1,660
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 12.221% 9/25/2048 (b)(c)(h)	2,500	2,893
Capital Group U.S. Multi-Sector Income ETF — Page 23 of 34

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.571% 1/25/2050 (b)(c)(h)	USD2,000	$2,199
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.721% 1/25/2050 (b)(c)(h)	2,240	2,497
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.271% 2/25/2050 (b)(c)(h)	633	692
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.471% 8/25/2050 (b)(c)(h)	6,430	8,626
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.839% 10/25/2050 (b)(c)(h)	3,850	5,391
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.756% 11/25/2050 (b)(c)(h)	1,180	1,448
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.006% 12/25/2050 (b)(c)(h)	425	490
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (c)(d)(h)	4,781	4,660
IRV Trust, Series 2025-200P, Class A, 5.471% 3/14/2047 (b)(c)(h)	3,089	3,163
IRV Trust, Series 2025-200P, Class B, 5.621% 3/14/2047 (b)(c)(h)	2,750	2,777
IRV Trust, Series 2025-200P, Class C, 5.921% 3/14/2047 (b)(c)(h)	3,273	3,261
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028) (c)(d)(h)	564	570
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028) (c)(d)(h)	458	463
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (c)(d)(h)	6,310	6,374
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041 (c)(h)	1,131	1,071
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041 (c)(h)	465	436
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041 (b)(c)(h)	1,073	996
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041 (b)(c)(h)	449	417
Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041 (c)(h)	1,383	1,307
Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041 (c)(h)	534	501
Progress Residential Trust, Series 2025-SFR1, Class D, 3.65% 2/17/2042 (c)(d)(h)	1,799	1,684
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (c)(h)	3,239	3,071
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.069% 10/25/2055 (b)(c)(h)	8,205	8,249
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.60% 10/17/2041 (b)(c)(h)	3,333	3,348
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 7.10% 10/17/2041 (b)(c)(h)	4,571	4,611
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (c)(h)	100	100
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040 (c)(h)	100	103
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.424% 8/17/2044 (c)(h)	3,000	3,052
		87,670
Total mortgage-backed obligations		621,958
Asset-backed obligations 7.77% Auto loan 2.80%
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029 (c)(h)	347	352
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (c)(h)	3,225	3,339
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (c)(h)	6,480	6,690
American Credit Acceptance Receivables Trust, Series 2023-4, Class E, 9.79% 8/12/2031 (c)(h)	8,071	8,576
American Credit Acceptance Receivables Trust, Series 2023-3, Class E, 9.54% 10/14/2031 (c)(h)	8,071	8,484
American Credit Acceptance Receivables Trust, Series 2024-2, Class E, 7.87% 11/12/2031 (c)(h)	3,889	4,015
American Credit Acceptance Receivables Trust, Series 2024-1, Class E, 7.98% 11/12/2031 (c)(h)	5,980	6,180
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class E, 7.30% 10/15/2032 (c)(h)	750	755
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027 (c)(h)	553	558
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028 (c)(h)	100	102
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028 (c)(h)	187	191
Capital Group U.S. Multi-Sector Income ETF — Page 24 of 34

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (c)(h)	USD578	$593
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (c)(h)	997	1,028
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (c)(h)	1,541	1,574
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (h)	271	274
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (h)	527	537
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (h)	864	882
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (c)(h)	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (c)(h)	100	102
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030 (c)(h)	3,000	3,314
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031 (c)(h)	700	737
CPS Auto Receivables Trust, Series 2024-C, Class E, 8.04% 3/15/2032 (c)(h)	4,350	4,566
CPS Auto Receivables Trust, Series 2025-C, Class E, 6.59% 2/15/2033 (c)(h)	3,704	3,652
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033 (c)(h)	118	121
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033 (c)(h)	136	141
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (c)(h)	260	263
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (c)(h)	269	279
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.75% 11/15/2030 (c)(h)	2,212	2,376
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (h)	559	570
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (c)(h)	1,014	1,094
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031 (c)(h)	1,100	1,181
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031 (c)(h)	1,351	1,463
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031 (c)(h)	1,170	1,223
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028 (c)(h)	584	590
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (c)(h)	68	70
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (c)(h)	397	407
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030 (c)(h)	950	1,026
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030 (c)(h)	1,010	1,107
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (c)(h)	1,170	1,228
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028 (c)(h)	203	207
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028 (c)(h)	300	306
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (c)(h)	478	467
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030 (c)(h)	233	243
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (c)(h)	250	258
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (c)(h)	3,298	3,347
Hertz Vehicle Financing, LLC, Series 2025-1A, Class D, 7.98% 9/25/2029 (c)(h)	1,414	1,417
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031 (c)(h)	250	263
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (c)(h)	3,831	3,904
Hertz Vehicle Financing, LLC, Series 2025-2A, Class D, 8.34% 9/25/2031 (c)(h)	1,310	1,320
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/26/2031 (c)(h)	453	462
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (c)(h)	273	275
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029 (c)(h)	543	551
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031 (c)(h)	512	531
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class B, 5.497% 4/25/2034 (c)(h)	5,142	5,171
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (h)	149	152
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (c)(h)	2,549	2,553
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029 (c)(h)	3,000	3,074
		94,242
Other asset-backed securities 1.59%
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (c)(h)	813	813
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (c)(h)	759	777
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 6.576% 2/16/2050 (c)(h)	362	368
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (c)(h)	139	142
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.346% 9/15/2039 (c)(h)	578	581
Capital Group U.S. Multi-Sector Income ETF — Page 25 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(h)	USD1,226	$1,247
CCG Receivables Trust, Series 2025-1, Class D, 5.28% 10/14/2032 (c)(h)	160	162
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (c)(h)	4,839	4,922
CFG Investments, Ltd., Series 2025-1, Class B, 9.16% 3/25/2036 (c)(h)	477	488
CFG Investments, Ltd., Series 2025-1, Class C, 12.72% 3/25/2036 (c)(h)	400	420
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (c)(h)	517	525
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (c)(h)	1,708	1,740
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (c)(h)	5,067	5,121
EquipmentShare, Series 2025-1M, Class B, 6.31% 9/26/2033 (c)(h)	1,147	1,162
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (c)(h)	4,277	4,285
Global SC Finance SRL, Series 2025-1H, Class B, 7.848% 9/20/2045 (c)(h)	6,887	6,901
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (c)(h)	828	838
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (c)(h)	830	846
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (c)(h)	201	168
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (c)(h)	3,473	2,359
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030 (c)(h)	273	277
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (c)(h)	545	552
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031 (c)(h)	316	326
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (c)(h)	265	266
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (c)(h)	343	344
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (c)(h)	540	541
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (c)(h)	433	449
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (c)(h)	1,264	1,267
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (c)(h)	1,493	1,501
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (c)(h)	2,650	2,659
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (c)(h)	4,698	4,716
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (c)(h)	771	774
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (c)(h)	360	360
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (c)(h)	533	533
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (c)(h)	1,042	1,042
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (c)(h)	2,000	2,061
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (c)(h)	2,000	2,078
		53,611
Credit card 1.40%
Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029 (c)(h)	5,000	5,064
Avant Credit Card Master Trust, Series 2024-2A, Class E, 13.41% 5/15/2029 (c)(h)	4,750	4,872
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (c)(h)	246	249
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (c)(h)	172	174
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029 (c)(h)	4,000	4,049
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029 (c)(h)	5,000	5,078
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(h)	1,271	1,275
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (c)(h)	1,801	1,806
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (c)(h)	1,209	1,213
Mission Lane Credit Card Master Trust, Series 2025-C, Class E, 7.66% 12/16/2030 (c)(h)	6,592	6,613
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (c)(h)	8,583	8,608
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (c)(h)	1,326	1,330
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (c)(h)	854	857
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (c)(h)	953	956
Mission Lane Credit Card Master Trust, Series 2025-B, Class F, 11.21% 9/15/2031 (c)(h)	5,000	5,050
		47,194
Capital Group U.S. Multi-Sector Income ETF — Page 26 of 34

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations 1.40%	Principal amount (000)	Value (000)
ARES CLO, Ltd., Series 2022-65A, Class CR, (3-month USD CME Term SOFR + 1.85%) 6.008% 7/25/2034 (b)(c)(h)	USD3,636	$3,645
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 7.48% 4/25/2034 (b)(c)(h)	1,000	1,002
Battalion CLO, Ltd., Series 2018-12A, Class DRR, (3-month USD CME Term SOFR + 2.60%) 6.785% 5/17/2031 (b)(c)(h)	6,944	6,925
Canyon Capital CLO, Ltd., Series 2021-4A, Class CR, (3-month USD CME Term SOFR + 1.80%) 6.118% 10/15/2034 (b)(c)(h)	2,659	2,659
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.175% 10/20/2032 (b)(c)(h)	2,820	2,824
Fortress Credit BSL, Ltd., CLO, Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 6.169% 4/23/2036 (b)(c)(h)	3,318	3,318
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 7.425% 7/20/2034 (b)(c)(h)	3,000	2,994
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 7.568% 10/25/2036 (b)(c)(h)	467	467
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.468% 10/25/2036 (b)(c)(h)	378	378
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.818% 1/15/2033 (b)(c)(h)	1,608	1,612
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.922% 4/17/2036 (b)(c)(h)	2,500	2,501
Steele Creek CLO, Ltd., Series 2019-2A, Class CRR, (3-month USD CME Term SOFR + 1.80%) 6.118% 7/15/2032 (b)(c)(h)	2,846	2,840
Steele Creek CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.80%) 7.118% 7/15/2032 (b)(c)(h)	2,230	2,201
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.792% 4/25/2033 (b)(c)(h)	2,636	2,644
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 6.042% 4/25/2033 (b)(c)(h)	1,090	1,094
Trinitas CLO, Ltd., Series 2021-17A, Class B1R, (3-month USD CME Term SOFR + 1.65%) 5.81% 10/20/2034 (b)(c)(h)	7,133	7,143
Vibrant CLO, Ltd., Series 2021-12A, Class BRR, (3-month USD CME Term SOFR + 1.95%) 6.101% 4/20/2034 (b)(c)(h)	2,239	2,239
Vibrant CLO, Ltd., Series 2018-9RA, Class C1, (3-month USD CME Term SOFR + 1.82%) 6.145% 4/20/2037 (b)(c)(h)	471	472
		46,958
Student loan 0.58%
Navient Education Loan Trust, Series 2025-A, Class C, 5.53% 7/15/2055 (c)(h)	1,083	1,094
Navient Education Loan Trust, Series 2025-A, Class D, 6.03% 7/15/2055 (c)(h)	859	867
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053 (c)(h)	213	195
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053 (c)(h)	102	93
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053 (c)(h)	415	427
SMB Private Education Loan Trust, Series 2025-B, Class C, 5.49% 3/17/2053 (c)(h)	1,202	1,208
SMB Private Education Loan Trust, Series 2025-B, Class D, 6.63% 3/17/2053 (c)(h)	1,246	1,272
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (c)(h)	7,737	7,886
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056 (c)(h)	4,935	5,361
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056 (c)(h)	1,000	1,039
		19,442
Total asset-backed obligations		261,447
U.S. Treasury bonds & notes 0.51% U.S. Treasury 0.51%
U.S. Treasury 3.375% 9/15/2028 (j)	13,597	13,504
U.S. Treasury 4.00% 5/31/2030 (j)	3,602	3,645
		17,149
Capital Group U.S. Multi-Sector Income ETF — Page 27 of 34

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.06% California 0.01%	Principal amount (000)	Value (000)
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	USD430	$438
Puerto Rico 0.05%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017 (k)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018 (k)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018 (k)	45	31
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020 (k)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021 (k)	95	65
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021 (k)	135	93
Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023 (k)	110	75
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023 (k)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024 (k)	35	24
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025 (k)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026 (k)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026 (k)	5	3
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026 (k)	10	7
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026 (k)	195	134
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027 (k)	30	21
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028 (k)	110	76
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028 (k)	30	21
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032 (k)	80	55
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033 (k)	310	213
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036 (k)	160	110
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037 (k)	30	21
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040 (k)	175	120
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042 (k)	45	31
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, AGI, 3.469% 7/1/2017 (d)(k)	130	89
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021 (k)	35	24
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022 (k)	325	223
		1,462
Texas 0.00%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043 (c)	187	43
Total municipals		1,943
Total bonds, notes & other debt instruments (cost: $3,241,417,000)		3,283,075
Common stocks 0.04% Consumer discretionary 0.04%	Shares
Aimbridge Topco, LLC (e)(l)	17,246	1,335
Information technology 0.00%
Diebold Nixdorf, Inc. (l)	3,082	176
Materials 0.00%
Venator Materials PLC (e)(l)	90	— (m)
Total common stocks (cost: $1,912,000)		1,511
Capital Group U.S. Multi-Sector Income ETF — Page 28 of 34

unaudited
Short-term securities 2.62% Money market investments 2.62%	Shares	Value (000)
Capital Group Central Cash Fund 4.17% (n)(o)	881,025	$88,103
Total short-term securities (cost: $88,089,000)		88,103
Options purchased (equity style) 0.00%
Options purchased (equity style)*		38
Total options purchased (equity style) (cost: $69,000)		38
Total investment securities 100.20% (cost $3,331,487,000)		3,372,727
Other assets less liabilities (0.20)%		(6,790)
Net assets 100.00%		$3,365,937
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2025 (000)
Call
3 Month SOFR Futures Option	198	12/11/2026	USD98.00	USD495	$38
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	1,748	12/31/2025	USD364,280	$199
5 Year U.S. Treasury Note Futures	Long	1,898	12/31/2025	207,253	(3)
10 Year Euro-Bund Futures	Short	32	12/8/2025	(4,114)	(5)
10 Year U.S. Treasury Note Futures	Short	194	12/19/2025	(21,825)	144
10 Year Ultra U.S. Treasury Note Futures	Short	1,135	12/19/2025	(130,614)	(374)
30 Year U.S. Treasury Bond Futures	Long	288	12/19/2025	33,579	554
30 Year Ultra U.S. Treasury Bond Futures	Short	306	12/19/2025	(36,739)	(879)
					$(364)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	18,439	EUR	15,703	Citibank	10/10/2025	$(6)
EUR	1,027	USD	875	HSBC Bank	10/17/2025	1
USD	2,116	EUR	1,790	Citibank	10/27/2025	11
						$6
Capital Group U.S. Multi-Sector Income ETF — Page 29 of 34

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
4.834%	Annual	SOFR	Annual	10/19/2026	USD13,500	$168	$—	$168
4.071%	Annual	SOFR	Annual	11/15/2026	80,000	415	—	415
4.161%	Annual	SOFR	Annual	12/26/2026	35,000	252	—	252
4.103%	Annual	SOFR	Annual	12/23/2027	82,000	1,270	—	1,270
4.692%	Annual	SOFR	Annual	9/29/2028	16,200	621	—	621
4.077%	Annual	SOFR	Annual	12/23/2029	83,000	2,333	—	2,333
4.0685%	Annual	SOFR	Annual	12/23/2031	25,000	864	—	864
4.6415%	Annual	SOFR	Annual	9/29/2033	19,500	1,487	—	1,487
4.407%	Annual	SOFR	Annual	11/3/2033	3,000	180	—	180
SOFR	Annual	3.456%	Annual	1/2/2034	55,000	424	—	424
SOFR	Annual	3.5065%	Annual	9/12/2035	140,000	1,711	—	1,711
4.5965%	Annual	SOFR	Annual	11/2/2038	2,300	190	—	190
3.9515%	Annual	SOFR	Annual	11/15/2039	22,000	260	—	260
4.5595%	Annual	SOFR	Annual	11/2/2043	1,500	121	—	121
3.901%	Annual	SOFR	Annual	11/21/2044	7,200	(53)	—	(53)
SOFR	Annual	3.364%	Annual	5/15/2049	10,700	1,004	—	1,004
SOFR	Annual	3.268%	Annual	5/15/2049	750	82	—	82
SOFR	Annual	3.6455%	Annual	10/21/2049	16,000	808	—	808
SOFR	Annual	3.6675%	Annual	12/9/2049	11,000	520	—	520
4.392%	Annual	SOFR	Annual	9/29/2053	4,400	333	—	333
SOFR	Annual	3.2845%	Annual	1/2/2054	11,700	1,322	—	1,322
SOFR	Annual	3.5625%	Annual	12/6/2054	4,700	306	—	306
						$14,618	$—	$14,618
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount(p) (000)	Value at 9/30/2025(q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
5.00%	Quarterly	CDX.NA.HY.45	12/20/2030	USD109,785	$8,503	$8,334	$169
1.00%	Quarterly	CDX.NA.IG.S45	12/20/2030	6,642	151	152	(1)
					$8,654	$8,486	$168
Investments in affiliates (o)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 2.62%
Money market investments 2.62%
Capital Group Central Cash Fund 4.17% (n)	$79,452	$741,672	$733,029	$8	$— (l)	$88,103	$3,363
Capital Group U.S. Multi-Sector Income ETF — Page 30 of 34

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Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	4/15/2024 - 9/27/2024	$1,748	$1,765	0.05%
Wolfspeed, Inc. 12.875% 6/23/2030 (13.875% on 6/23/2026) (d)(e)	6/23/2023 - 9/25/2025	1,014	1,149	0.04
Wolfspeed, Inc. 12.875% 6/23/2030 (13.875% on 6/22/2026)	6/23/2023 - 9/25/2025	99	99	0.01
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024 - 8/9/2024	977	1,010	0.03
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (a)(b)	9/12/2023	74	76	0.00%(r)
		$3,912	$4,099	0.13%

(a)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $35,447,000, which represented 1.07% of the net assets of the fund.

(b)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,722,573,000, which represented 51.18% of the net assets of the fund.

(d)	Step bond; coupon rate may change at a later date.
(e)	Value determined using significant unobservable inputs.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Purchased on a TBA basis.
(j)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,025,000, which represented 0.39% of the net assets of the fund.
(k)	Scheduled interest and/or principal payment was not received.
(l)	Security did not produce income during the last 12 months.
(m)	Amount less than one thousand.
(n)	Rate represents the seven-day yield at 9/30/2025.
(o)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(r)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
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Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $37,209,000. The average month-end notional amount of futures contracts while held was $503,811,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $16,060,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $752,094,000 and $82,211,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group U.S. Multi-Sector Income ETF — Page 32 of 34

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$2,379,782	$796	$2,380,578
Mortgage-backed obligations	—	621,958	—	621,958
Asset-backed obligations	—	261,447	—	261,447
U.S. Treasury bonds & notes	—	17,149	—	17,149
Municipals	—	1,943	—	1,943
Common stocks	176	—	1,335	1,511
Short-term securities	88,103	—	—	88,103
Options purchased on futures (equity style)	38	—	—	38
Total	$88,317	$3,282,279	$2,131	$3,372,727

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$897	$—	$—	$897
Unrealized appreciation on open forward currency contracts	—	12	—	12
Unrealized appreciation on centrally cleared interest rate swaps	—	14,671	—	14,671
Unrealized appreciation on credit default swaps	—	169	—	169
Liabilities:
Unrealized depreciation on futures contracts	(1,261)	—	—	(1,261)
Unrealized depreciation on open forward currency contracts	—	(6)	—	(6)
Unrealized depreciation on centrally cleared interest rate swaps	—	(53)	—	(53)
Unrealized depreciation on centrally cleared credit default swaps	—	(1)	—	(1)
Total	$(364)	$14,792	$—	$14,428

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviation(s)
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities

ICE = Intercontinental Exchange, Inc.
LIBOR = London Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Capital Group U.S. Multi-Sector Income ETF — Page 33 of 34

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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP3-308-1125
Capital Group U.S. Multi-Sector Income ETF — Page 34 of 34